September 10, 2008

VIA EDGAR

Securities and Exchange Commission
Office of Investor’s Education and Assistance
100 F Street, N.E.,
Washington, D.C. 20549
Attn.: Filing Desk

Re:	State of Israel
Schedule B Registration Statement

Ladies and Gentlemen:

On behalf of the State of Israel (“Israel”), attached for filing via EDGAR a registration statement on Form S-B under the Securities Act of 1933, as amended.

If you have any questions or comments with regard to this filing, please call Steven G. Tepper at (212) 715-1140 or the undersigned at (212) 715-1098.

Sincerely,

Annette Nichols